Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Automotive Portfolio
May 31, 2026
AUT-NPRT1-0726
1.802154.122
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 2.4%
Consumer Discretionary - 2.4%
Automobile Components - 2.4%
Linamar Corp	5,998	443,765
Magna International Inc (United States) (a)	15,249	987,525

TOTAL CANADA		1,431,290
CHINA - 4.7%
Consumer Discretionary - 4.2%
Automobiles - 4.2%
BYD Co Ltd H Shares	14,700	171,118
NIO Inc Class A ADR (a)(b)	256,165	1,434,524
XPeng Inc ADR (a)(b)	55,790	917,746
TOTAL CONSUMER DISCRETIONARY		2,523,388
Industrials - 0.5%
Electrical Equipment - 0.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	5,049	316,390
TOTAL CHINA		2,839,778
ITALY - 3.6%
Consumer Discretionary - 3.6%
Automobiles - 3.6%
Ferrari NV (a)	6,505	2,213,196
JAPAN - 7.7%
Consumer Discretionary - 7.7%
Automobiles - 7.7%
Toyota Motor Corp ADR (a)	24,706	4,692,905
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Kia Corp	1,730	193,999
SWITZERLAND - 2.5%
Consumer Discretionary - 2.5%
Automobile Components - 2.5%
Garrett Motion Inc	47,119	1,543,618
UNITED STATES - 77.6%
Consumer Discretionary - 69.2%
Automobile Components - 11.8%
Adient PLC (b)	29,422	672,587
Aptiv PLC (b)	21,254	1,443,997
BorgWarner Inc	25,234	1,812,306
Dana Inc	32,037	1,134,430
Dauch Corporation (b)	37,624	249,823
Phinia Inc	9,515	735,129
Versigent PLC	13,026	574,707
Visteon Corp	4,800	567,792
		7,190,771
Automobiles - 33.2%
Ford Motor Co	164,388	2,866,927
General Motors Co	96,716	8,050,641
Rivian Automotive Inc Class A (a)(b)	111,157	1,811,859
Stellantis NV (a)(b)	136,186	1,086,764
Tesla Inc (b)	14,527	6,330,721
		20,146,912
Distributors - 0.7%
Genuine Parts Co	4,316	425,989
Hotels, Restaurants & Leisure - 0.2%
DoorDash Inc Class A (b)	898	143,042
Specialty Retail - 23.3%
AutoNation Inc (b)	2,940	551,897
AutoZone Inc (b)	1,012	2,970,412
Carvana Co Class A (b)	46,045	3,361,285
O'Reilly Automotive Inc (b)	79,884	6,940,323
Sonic Automotive Inc Class A	3,700	305,694
Valvoline Inc (b)	1,700	57,375
		14,186,986
TOTAL CONSUMER DISCRETIONARY		42,093,700
Industrials - 8.4%
Commercial Services & Supplies - 5.3%
ACV Auctions Inc Class A (b)	33,200	218,124
Copart Inc (b)	38,120	1,249,192
OPENLANE Inc (b)	46,552	1,773,632
		3,240,948
Electrical Equipment - 2.1%
Sensata Technologies Holding PLC	25,366	1,252,827
Ground Transportation - 0.2%
Uber Technologies Inc (b)	2,117	149,036
Trading Companies & Distributors - 0.8%
Rush Enterprises Inc Class A	7,213	500,077
TOTAL INDUSTRIALS		5,142,888
TOTAL UNITED STATES		47,236,588
TOTAL COMMON STOCKS (Cost $31,094,707)		60,151,374

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(c)(d) (Cost $77,048)	3,700	14,615

Money Market Funds - 10.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	130,001	130,027
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	6,512,503	6,513,154
TOTAL MONEY MARKET FUNDS (Cost $6,643,181)			6,643,181

TOTAL INVESTMENT IN SECURITIES - 109.7% (Cost $37,814,936)	66,809,170
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(5,933,067)
NET ASSETS - 100.0%	60,876,103

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,615 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $698,987.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,281,595	3,151,568	1,426	-	-	130,027	130,001	0.0%
Fidelity Securities Lending Cash Central Fund	14,353,804	30,934,321	38,774,971	7,340	-	-	6,513,154	6,512,503	0.0%
Total	14,353,804	34,215,916	41,926,539	8,766	-	-	6,643,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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